Faegre Drinker Biddle & Reath LLP

1500 K Street NW, Suite 1100

Washington, DC 20005

(202) 842-8800 (Phone)

(202) 842-8465 (Facsimile)

www.faegredrinker.com

March 1, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Alberto Zapata

Re:

Lincoln Benefit Life Company (the “Depositor” or the “Company”)
Lincoln Benefit Life Variable Life Account (the “Separate Account”) (File No. 811-09154)
Investor’s Select Variable Universal Life Insurance Policy (the “Policies”) (File No. 33-67386)
Post-Effective Amendment No. 35

Ladies and Gentlemen:

On behalf of the Company, transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 35 under the Securities Act and Amendment No. 110 under the 1940 Act to the Registration Statement on Form N-6 of the Policies and the Separate Account (the “Amendment”).

The Policies are discontinued. The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act solely to comply with the amendments to Form N-6 set forth in the adopting release for Rule 498A under the Securities Act(1). As previously discussed with the staff, changes to update the audited financial statements of the Company and the Separate Account, to update disclosure relating to underlying registered investment companies, and any other non-material changes to the disclosure that the Company deems appropriate will be made as part of the annual updating process for the registration statement that the Company intends to file in April of 2021 with an effective date of on or about May 1, 2021.

We are requesting selective review of the Amendment, pursuant to Release No. 33-6510, on the basis that the disclosure contained in the Amendment is not substantially different than the disclosure contained in the prospectuses and statements of additional information for the Policies, filed as part of the 2020 annual update to the Policies’ registration statement on April 13, 2020. The principal disclosure differences are:

•                  The removal of the “Summary of the Contract” section in accordance with the requirements of amended Form N-6;

•                  The inclusion of the new disclosures required by new Items 2, 3, 11 and 18 of Form N-6; and

•                  Certain other revisions made solely to comply with the requirements of various amended Items of amended Form N-6.

(1)  Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Investment Company Act Release No. 33814 (Mar. 11, 2020) (the “Rule 498A Adopting Release”).

We note that the disclosure changes made to the prospectuses and statements of additional information for the Policies in this regard are similar to the disclosure in the prospectuses and statements of additional information for the TotalAccumulatorSM Variable Adjustable Life Insurance Policies (the “TotalAccumulatorSM Policies”) that were reviewed by the staff in Post-Effective Amendment No. 14 to the TotalAccumulator Policies’ registration statement on Form N-6, filed on December 16, 2020 (Accession No. 0001104659-20-136186). To the extent applicable, the disclosure changes to the TotalAccumulatorSM Policies’ registration statement discussed in the Company’s responses to the staff’s comments on Post-Effective Amendment No. 14 to the TotalAccumulatorSM Policies’ registration statement and filed via Edgar correspondence on February 12, 2021 have been carried forward to the Amendment.

Please note that this registration statement contains two Prospectuses and Statements of Additional Information, one for each of the distribution channels that are used by the Company to distribute the contracts being registered.  The only differences between the two Prospectuses and Statements of Additional Information are the administrative office’s contact information, which is distinct for each distribution channel, page numbering and in the Statements of Additional Information under the “General Information and History” Section, a description of the Third-Party Administrator Agreement with Alliance-One Services, Inc. Other than these changes, there are no material differences in remaining content of the documents.

Questions and comments concerning the Amendment may be directed to the undersigned at (202) 230-5230, or, in my absence, to Joshua Lindauer at (212) 248-3298.

Respectfully,

/s/ Josephine Cicchetti
Josephine Cicchetti

Enclosures

cc:	Megan Curoe David White